Non-financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Property, Plant and Equipment
a.	Property, plant and equipment

(in U.S. dollars, in thousands)	Plant and Equipment	Office Furniture and Equipment	Computer Hardware and Software	Total
Year Ended June 30, 2017
Opening net book amount	1,752	706	605	3,063
Additions	17	—	296	313
Exchange differences	31	(25)	13	19
Disposals	—	—	(3)	(3)
Depreciation charge	(1,049)	(134)	(395)	(1,578)
Closing net book value	751	547	516	1,814

As of June 30, 2017
Cost	4,139	1,255	3,105	8,499
Accumulated depreciation	(3,388)	(708)	(2,589)	(6,685)
Net book value	751	547	516	1,814

Year ended June 30, 2018
Opening net book amount	751	547	516	1,814
Additions	16	2	176	194
Exchange differences	(1)	(1)	(12)	(14)
Disposals	—	—	(1)	(1)
Depreciation charge	(460)	(134)	(315)	(909)
Closing net book value	306	414	364	1,084

As of June 30, 2018
Cost	4,152	1,249	3,199	8,600
Accumulated depreciation	(3,846)	(835)	(2,835)	(7,516)
Net book value	306	414	364	1,084

Summary of Intangible Assets
b.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2017
Opening net book value	134,453	2,036	427,779	23,555	587,823
Exchange differences	—	6	—	—	6
Amortization charge	—	(144)	—	(1,335)	(1,479)
Closing net book value	134,453	1,898	427,779	22,220	586,350

As of June 30, 2017
Cost	134,453	2,770	489,698	23,999	650,920
Accumulated amortization	—	(872)	—	(1,779)	(2,651)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,898	427,779	22,220	586,350

Year Ended June 30, 2018
Opening net book value	134,453	1,898	427,779	22,220	586,350
Exchange differences	—	(3)	—	—	(3)
Amortization charge	—	(125)	—	(1,616)	(1,741)
Closing net book value	134,453	1,770	427,779	20,604	584,606

As of June 30, 2018
Cost	134,453	2,749	489,698	23,999	650,899
Accumulated amortization	—	(979)	—	(3,395)	(4,374)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,770	427,779	20,604	584,606

Summary of Carrying Value of In Process Research and Development Acquired by Product

Carrying value of in-process research and development acquired by product

	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Cardiovascular products	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions	70,730	70,730
Osiris MSC products	102,698	102,698
	427,779	427,779

Summary of Provisions

	As of			As of
	June 30, 2018			June 30, 2017
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	724	41,346	42,070	11,054	52,541	63,595
Employee benefits	4,358	101	4,459	3,811	416	4,227
Provision for license agreements	—	1,509	1,509	—	—	—
	5,082	42,956	48,038	14,865	52,957	67,822

Summary of Deferred Tax Balances

(i) Deferred tax balances

	As of June 30,
(in U.S. dollars, in thousands)	2018	2017
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	55,904	74,660
Other temporary differences	669	3,566
Total deferred tax assets	56,573	78,226

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	76,652	127,519
Total deferred tax liabilities	76,652	127,519
Net deferred tax liabilities	20,079	49,293

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	56,573	78,226

Deferred tax liabilities expected to be settled within 12 months	147	147
Deferred tax liabilities expected to be settled after 12 months	76,505	127,372

Schedule of Movements Related to Deferred Tax Assets and Liabilities

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2016	(57,650)	(7,372)	127,715	62,693
Charged/(credited) to:
- profit or loss	(17,010)	3,806	(196)	(13,400)
As of June 30, 2017	(74,660)	(3,566)	127,519	49,293
Reclassifications	1,473	—	—	1,473
Charged/(credited) to:
- profit or loss	17,283	2,897	(50,867)	(30,687)
As of June 30, 2018	(55,904)	(669)	76,652	20,079

(1)	Deferred tax assets are netted against deferred tax liabilities.